Net Defined Benefit Liability (Asset) - Summary Of Current Service Cost, Net Interest Income, Loss (Gain) On The Curtailment Or Settlement And Remeasurements (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of postemployment benefits expense recognized in net income and total comprehensive income [Abstract]
Current service cost		₩ 161,468	₩ 143,051	₩ 132,302
Past service cost	[1]	28,060	0	0
Net interest income (expense)		(2,014)	(14,022)	(18,867)
Cost recognized in net income		187,514	129,029	113,435
Remeasurements	[2]	15,539	84,590	107,962
Cost recognized in total comprehensive income		203,053	213,619	221,397
Retirement benefit service costs defined contribution plans		₩ 13,885	₩ 5,470	₩ 6,217

[1]	This was caused by changes in the criteria for assessing ordinary wages during the year ended December 31, 2025.
[2]	Amount before tax